Investment in Available for Sale Marketable Securities (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment In Available For Sale Marketable Securities (Textual)
Cost basis of securities held	$ 629,720	$ 708,541	$ 587,000
Accumulated unrealized losses	620,703	663,775	$ 553,083
Value of available for sale marketable securities	$ 9,017	$ 44,766
Number of shares owned in marketable securities	261,333	589,753
Market price	$ 0.04	$ 0.08